Financial Liabilities at FVTPL (Tables)	12 Months Ended
Dec. 31, 2025
Financial liabilities at fair value through profit or loss [abstract]
Summary of financial liabilities at FVTPL
(1)	Financial liabilities at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Financial instruments at fair value through profit or loss	9,348,781	5,889,433

Financial liabilities designated to be measured at FVTPL	547,816	467,501

Total	9,896,597	6,356,934

Summary of financial liabilities at fair value through profit or loss mandatorily measured at fair value
(2)	Financial liabilities at fair value through profit or loss measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Deposits
Gold banking liabilities	74,205	263,251
Borrowings
Securities sold	182,478	496,518
Derivative liabilities	9,092,098	5,129,664

Total	9,348,781	5,889,433

Summary of financial liabilities designated at FVTPL
(3)	Financial liabilities designated to be measured at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Deposits due to customers
Time deposits	547,816	467,501

Summary of credit risk reflected in financial liabilities at FVTPL
(4)	Changes in fair value due to change in credit risk reflected in financial liabilities designated to be measured at FVTPL are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Financial liabilities designated to be measured at FVTPL at the end of each period	—	547,816	467,501
Changes in fair value due to change in credit risk (*)	—	(1,831)	74
Accumulated change in fair value due to change in credit risk (*)	—	(1,831)	(1,757)

(*)
The amounts recognized in other comprehensive income related to financial liabilities designated to be measured at FVTPL are 1,831 million Won with an accumulated profit of 1,831 million Won during the year ended December 31, 2024. The amounts recognized in other comprehensive loss related to financial liabilities designated to be measured at FVTPL are 74 million Won with an accumulated profit of 1,757 million Won during the year ended December 31, 2025.

Summary of carrying amount and nominal amount at maturity of financial liabilities at FVTPL
(5)	The difference between carrying amount and nominal amount at maturity of financial liabilities designated to be measured at FVTPL are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Carrying amount	547,816	467,501
Nominal amount at maturity	530,000	450,000
Difference	17,816	17,501